Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 26,909,025	$ 18,628,886	$ 14,121,838
Cost of sales	(20,290,231)	(12,909,462)	(10,322,982)
Gross profit	6,618,794	5,719,424	3,798,856
Operating expenses:
General and administrative	(929,500)	(690,619)	(544,629)
Selling and marketing	(720,120)	(506,305)	(325,309)
Research and development	(932,268)	(986,885)	(605,115)
Bad debt expense		(2,649)	(15,112)
Inventory reserve reversal/(provision)	31,668	(47,358)
Total operating expenses	(2,550,220)	(2,233,816)	(1,490,165)
Operating income	4,068,574	3,485,608	2,308,691
Other income (expenses):
Interest expenses, net	(473,088)	(417,648)	(245,963)
Rental income, net	98,716	116,193	322,420
Other income, net	219,530	512,412	213,965
Total other income (expenses), net	(154,842)	210,957	290,422
Income before income taxes	3,913,732	3,696,565	2,599,113
Income tax provision	(437,771)	(301,916)	(385,741)
Net income	3,475,961	3,394,649	2,213,372
Other comprehensive income:
Foreign currency translation adjustment	(611,144)	122,397	193,531
Total comprehensive income	$ 2,864,817	$ 3,517,046	$ 2,406,903
Earnings per share attributable to common shareholders:
Shares (in Shares)	12,000,000	9,000,000	10,000
Earnings per share (in Dollars per share)	$ 0.38	$ 2.4	$ 221.34
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic (in Shares)	9,147,945	1,413,918	10,000